(LETTERHEAD OF NUVEEN INVESTMENTS)
   December 22, 2003


Securities and Exchange Commission
 450 Fifth Street, N.W.
 Washington, D.C.  20549-1004
 ATTN: Filing Desk, Stop 1-4


Re:    Nuveen Tax-Free Unit Trust, Series 753
         SEC File No. 33-55351
         CIK No.      0000925829




Ladies/Gentlemen:




In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above-captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment No. 9, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on or about December 22, 2003.


Very truly yours,


NUVEEN INVESTMENTS




/s/ Gifford R. Zimmerman
     Gifford R. Zimmerman
     Managing Director